Related Party Transactions (Details 3) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Schedule of due to (from) related party
Due to related parties	$ 4,850,637	$ 47,876
Zhiguo Wang [Member]
Schedule of due to (from) related party
Due to related parties	47,726	45,976
Guifang Qi [Member]
Schedule of due to (from) related party
Due to related parties		1,900
ZTC [Member]
Schedule of due to (from) related party
Due to related parties	$ 4,802,911